Parent-Only Financial Statements (Details) - Schedule of Condensed Balance Sheets - Parent [Member]		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS/(LIABILITIES)
Cash and cash equivalents		¥ 1,205,993	$ 170,273	¥ 25,769	$ 3,639	¥ 88,571
Prepayments		13,776	1,945
Due from intercompany		456,041,568	64,388,096	380,321,338
Investment in subsidiaries		(471,994,335)	(66,640,453)	(215,932,707)
TOTAL ASSETS (LIABILITIES)		(14,732,998)	(2,080,139)	164,414,400
SHAREHOLDERS’ EQUITY (DEFICIT)
Additional paid-in capital		428,310,028	60,472,705	354,803,564
Accumulated deficit		(452,031,693)	(63,821,945)	(199,207,921)
Statutory reserves		6,647,109	938,499	6,647,109
Accumulated other comprehensive income		2,254,558	318,319	2,099,329
TOTAL NANO LABS LTD SHAREHOLDERS’ EQUITY (DEFICIT)		(14,732,998)	(2,080,139)	164,414,400
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	[1]	50,106	7,074	35,425
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	[1]	¥ 36,894	$ 5,209	¥ 36,894

[1]	After giving effect of the reverse stock split, see Note 1.